Schedule of Investments (unaudited) September 30, 2023	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobile Components — 1.5%
Aptiv PLC(a)	123,254	$12,151,612

Automobiles — 1.4%
General Motors Co.(b)	334,161	11,017,288

Banks — 1.7%
JPMorgan Chase & Co.(b)	97,072	14,077,382

Beverages — 1.0%
Monster Beverage Corp.(a)	149,640	7,923,438

Broadline Retail — 5.1%
Amazon.com, Inc.(a)(b)	327,850	41,676,292

Building Products — 1.1%
Allegion PLC	83,140	8,663,188

Capital Markets — 3.0%
Intercontinental Exchange, Inc.(b)	124,049	13,647,871
LPL Financial Holdings, Inc.	46,833	11,129,863

		24,777,734

Chemicals — 3.2%
Axalta Coating Systems Ltd.(a)	364,990	9,818,231
Corteva, Inc.(b)	314,989	16,114,837

		25,933,068

Communications Equipment — 1.1%
Ciena Corp.(a)	198,382	9,375,533

Consumer Staples Distribution & Retail(b) — 2.0%
Dollar General Corp.	78,282	8,282,236
Dollar Tree, Inc.(a)	74,191	7,897,632

		16,179,868

Electronic Equipment, Instruments & Components — 1.0%
Zebra Technologies Corp., Class A(a)	35,872	8,484,804

Entertainment — 1.1%
TKO Group Holdings, Inc., Class A(b)	103,202	8,675,160

Financial Services — 5.8%
Berkshire Hathaway, Inc., Class B(a)(b)	67,108	23,507,933
FleetCor Technologies, Inc., Series C(a)	43,818	11,188,488
Visa, Inc., Class A(b)	20,818	4,788,348
Voya Financial, Inc.	122,900	8,166,705

		47,651,474

Food Products — 1.7%
Mondelez International, Inc., Class A(b)	194,626	13,507,044

Health Care Equipment & Supplies — 1.7%
Medtronic PLC	178,830	14,013,119

Health Care Providers & Services — 7.3%
Elevance Health, Inc.	21,620	9,413,780
Humana, Inc.(b)	21,269	10,347,794
Laboratory Corp. of America Holdings(b)	62,183	12,501,892
Tenet Healthcare Corp.(a)	134,121	8,837,233
UnitedHealth Group, Inc.(b)	36,738	18,522,932

		59,623,631

Health Care Technology — 1.0%
Veeva Systems, Inc., Class A(a)(b)	40,086	8,155,497

Hotels, Restaurants & Leisure — 0.8%
Las Vegas Sands Corp.(b)	145,182	6,655,143

Security	Shares	Value

Household Durables — 1.5%
Sony Group Corp., ADR	150,869	$12,433,114

Insurance — 3.3%
Fidelity National Financial, Inc.	234,492	9,684,520
Progressive Corp.	66,854	9,312,762
Reinsurance Group of America, Inc.(b)	55,249	8,021,602

		27,018,884

Interactive Media & Services(a) — 8.4%
Alphabet, Inc., Class A	346,533	45,347,309
Meta Platforms, Inc., Class A(b)	78,132	23,456,008

		68,803,317

IT Services — 2.0%
Cognizant Technology Solutions Corp., Class A	239,371	16,214,992

Life Sciences Tools & Services(a) — 1.5%
Avantor, Inc.	482,770	10,176,791
Fortrea Holdings, Inc.(b)	62,598	1,789,677

		11,966,468

Machinery(b) — 4.5%
Caterpillar, Inc.	44,081	12,034,113
Fortive Corp.	226,806	16,819,933
Otis Worldwide Corp.	101,311	8,136,286

		36,990,332

Media(b) — 3.9%
Comcast Corp., Class A	583,839	25,887,421
Fox Corp., Class A	192,693	6,012,022

		31,899,443

Oil, Gas & Consumable Fuels — 4.8%
BP PLC, ADR	324,869	12,578,928
ConocoPhillips(b)	134,283	16,087,103
Shell PLC	343,276	10,879,864

		39,545,895

Personal Care Products — 1.2%
Unilever PLC, ADR(b)	192,733	9,521,010

Pharmaceuticals — 4.1%
Novo Nordisk A/S, ADR(b)	175,288	15,940,691
Sanofi, ADR	326,738	17,526,226

		33,466,917

Professional Services — 1.0%
Dun & Bradstreet Holdings, Inc.	840,657	8,398,164

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc., Series E(a)	119,101	12,245,965
Analog Devices, Inc.(b)	50,664	8,870,760
Applied Materials, Inc.(b)	134,121	18,569,052
Marvell Technology, Inc.	162,095	8,774,202

		48,459,979

Software — 8.1%
Microsoft Corp.(b)(c)	209,480	66,143,310

Specialty Retail — 1.7%
Ross Stores, Inc.(b)	124,187	14,026,922

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc., Series BB(b)	215,639	36,919,553

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.0%
Skechers USA, Inc., Class A(a)	171,792	$8,409,218

Total Long-Term Investments — 98.9% (Cost: $552,702,166)		808,758,793

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(d)(e)	14,460,662	14,460,662

Total Short-Term Securities — 1.8% (Cost: $14,460,662)		14,460,662

Total Investments Before Options Written — 100.7% (Cost: $567,162,828)		823,219,455

Options Written — (0.7)% (Premiums Received: $(10,883,817))		(5,285,538)

Total Investments, Net of Options Written — 100.0% (Cost: $556,279,011)		817,933,917
Liabilities in Excess of Other Assets — 0.0%		(254,848)

Net Assets — 100.0%		$817,679,069

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$14,661,156	$—		$(200,494	)(a)	$—	$—	$14,460,662	14,460,662	$447,397		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	344	(a)	—		(344)	—	—	—	6,008	(c)	—

						$(344)	$—	$14,460,662		$453,405		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Avantor, Inc.	735	10/03/23	USD	22.50	USD	1,549	$(972)
Cognizant Technology Solutions Corp., Class A	383	10/03/23	USD	70.06	USD	2,594	(1,051)
Advanced Micro Devices, Inc.	94	10/06/23	USD	110.00	USD	967	(2,632)
Alphabet, Inc., Class A	566	10/06/23	USD	138.00	USD	7,407	(4,528)
Amazon.com, Inc.	383	10/06/23	USD	137.00	USD	4,869	(3,064)
Applied Materials, Inc.	525	10/06/23	USD	152.50	USD	7,269	(1,838)
Berkshire Hathaway, Inc., Class B	239	10/06/23	USD	365.00	USD	8,372	(2,271)
Caterpillar, Inc.	207	10/06/23	USD	290.00	USD	5,651	(5,589)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Ciena Corp.	503	10/06/23	USD	44.50	USD	2,377	$(143,003)
Comcast Corp., Class A	52	10/06/23	USD	47.00	USD	231	(104)
ConocoPhillips	109	10/06/23	USD	117.00	USD	1,306	(40,330)
General Motors Co.	192	10/06/23	USD	35.00	USD	633	(1,728)
Humana, Inc.	106	10/06/23	USD	470.00	USD	5,157	(196,100)
JPMorgan Chase & Co.	156	10/06/23	USD	152.50	USD	2,262	(546)
Las Vegas Sands Corp.	295	10/06/23	USD	56.00	USD	1,352	(885)
Medtronic PLC	97	10/06/23	USD	84.00	USD	760	(776)
Meta Platforms, Inc., Class A	315	10/06/23	USD	320.00	USD	9,457	(14,648)
Microsoft Corp.	306	10/06/23	USD	340.00	USD	9,662	(1,530)
Mondelez International, Inc., Class A	108	10/06/23	USD	73.00	USD	750	(1,080)
Ross Stores, Inc.	398	10/06/23	USD	122.00	USD	4,495	(5,970)
Sony Group Corp., ADR	246	10/06/23	USD	84.00	USD	2,027	(8,610)
UnitedHealth Group, Inc.	96	10/06/23	USD	505.00	USD	4,840	(47,040)
Visa, Inc., Class A	68	10/06/23	USD	250.00	USD	1,564	(102)
Unilever PLC, ADR	395	10/11/23	USD	51.25	USD	1,951	(3,142)
Cognizant Technology Solutions Corp., Class A	195	10/12/23	USD	72.00	USD	1,321	(1,155)
Otis Worldwide Corp.	195	10/12/23	USD	87.25	USD	1,566	(266)
Alphabet, Inc., Class A	186	10/13/23	USD	139.00	USD	2,434	(3,813)
Amazon.com, Inc.	357	10/13/23	USD	134.50	USD	4,538	(29,105)
Amazon.com, Inc.	359	10/13/23	USD	142.00	USD	4,564	(4,129)
Analog Devices, Inc.	60	10/13/23	USD	190.00	USD	1,051	(1,200)
Apple, Inc.	371	10/13/23	USD	185.00	USD	6,352	(3,896)
Berkshire Hathaway, Inc., Class B	199	10/13/23	USD	370.00	USD	6,971	(3,383)
Comcast Corp., Class A	469	10/13/23	USD	46.00	USD	2,080	(6,097)
Comcast Corp., Class A	263	10/13/23	USD	45.00	USD	1,166	(9,074)
Fox Corp., Class A	590	10/13/23	USD	32.00	USD	1,841	(16,225)
JPMorgan Chase & Co.	298	10/13/23	USD	148.00	USD	4,322	(45,296)
Las Vegas Sands Corp.	174	10/13/23	USD	55.00	USD	798	(522)
Meta Platforms, Inc., Class A	107	10/13/23	USD	302.50	USD	3,212	(76,237)
Microsoft Corp.	278	10/13/23	USD	345.00	USD	8,778	(2,919)
Ross Stores, Inc.	118	10/13/23	USD	123.00	USD	1,333	(1,180)
Sony Group Corp., ADR	256	10/13/23	USD	87.00	USD	2,110	(5,120)
Visa, Inc., Class A	68	10/13/23	USD	250.00	USD	1,564	(374)
Advanced Micro Devices, Inc.	94	10/20/23	USD	115.00	USD	967	(6,110)
Allegion PLC	200	10/20/23	USD	120.00	USD	2,084	(86,000)
Alphabet, Inc., Class A	203	10/20/23	USD	135.00	USD	2,656	(34,307)
Alphabet, Inc., Class A	288	10/20/23	USD	140.00	USD	3,769	(15,120)
Amazon.com, Inc.	384	10/20/23	USD	140.00	USD	4,881	(15,168)
Analog Devices, Inc.	45	10/20/23	USD	190.00	USD	788	(2,025)
Apple, Inc.	96	10/20/23	USD	185.00	USD	1,644	(2,352)
Aptiv PLC	376	10/20/23	USD	100.00	USD	3,707	(87,420)
Avantor, Inc.	735	10/20/23	USD	22.50	USD	1,549	(18,375)
Axalta Coating Systems Ltd.	465	10/20/23	USD	35.00	USD	1,251	(34,875)
Axalta Coating Systems Ltd.	698	10/20/23	USD	29.00	USD	1,878	(13,960)
BP PLC, ADR	366	10/20/23	USD	38.00	USD	1,417	(49,227)
Caterpillar, Inc.	80	10/20/23	USD	280.00	USD	2,184	(35,000)
Ciena Corp.	429	10/20/23	USD	45.00	USD	2,027	(117,975)
Ciena Corp.	478	10/20/23	USD	50.00	USD	2,259	(11,950)
Cognizant Technology Solutions Corp., Class A	132	10/20/23	USD	72.50	USD	894	(1,650)
Comcast Corp., Class A	832	10/20/23	USD	47.50	USD	3,689	(8,320)
Comcast Corp., Class A	154	10/20/23	USD	45.00	USD	683	(7,854)
ConocoPhillips	214	10/20/23	USD	125.00	USD	2,564	(26,429)
Corteva, Inc.	515	10/20/23	USD	52.00	USD	2,635	(52,213)
Dollar Tree, Inc.	208	10/20/23	USD	130.00	USD	2,214	(936)
Elevance Health, Inc.	35	10/20/23	USD	460.00	USD	1,524	(14,875)
Fidelity National Financial, Inc.	480	10/20/23	USD	42.48	USD	1,982	(25,790)
FleetCor Technologies, Inc.	100	10/20/23	USD	280.00	USD	2,553	(21,750)
Fortive Corp.	240	10/20/23	USD	80.00	USD	1,780	(3,000)
Fortive Corp.	486	10/20/23	USD	77.04	USD	3,604	(26,331)
General Motors Co.	23	10/20/23	USD	36.00	USD	76	(472)
General Motors Co.	192	10/20/23	USD	35.00	USD	633	(7,200)

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Humana, Inc.	33	10/20/23	USD	485.00	USD	1,606	$(43,230)
Intercontinental Exchange, Inc.	472	10/20/23	USD	115.00	USD	5,193	(20,060)
Laboratory Corp. of America Holdings	249	10/20/23	USD	220.00	USD	5,006	(22,410)
Las Vegas Sands Corp.	281	10/20/23	USD	57.50	USD	1,288	(1,124)
LPL Financial Holdings, Inc.	151	10/20/23	USD	230.00	USD	3,589	(184,975)
Medtronic PLC	262	10/20/23	USD	82.50	USD	2,053	(12,838)
Meta Platforms, Inc., Class A	89	10/20/23	USD	310.00	USD	2,672	(52,955)
Microsoft Corp.	345	10/20/23	USD	340.00	USD	10,893	(22,080)
Mondelez International, Inc., Class A	109	10/20/23	USD	71.00	USD	756	(5,599)
Monster Beverage Corp.	506	10/20/23	USD	60.00	USD	2,679	(2,530)
Novo Nordisk A/S, ADR	360	10/20/23	USD	95.00	USD	3,274	(35,100)
Otis Worldwide Corp.	271	10/20/23	USD	85.00	USD	2,176	(6,098)
Progressive Corp.	217	10/20/23	USD	140.00	USD	3,023	(78,120)
Reinsurance Group of America, Inc.	164	10/20/23	USD	145.00	USD	2,381	(63,140)
Ross Stores, Inc.	118	10/20/23	USD	125.00	USD	1,333	(1,180)
Sanofi, ADR	781	10/20/23	USD	53.82	USD	4,189	(86,184)
Skechers USA, Inc., Class A	117	10/20/23	USD	55.00	USD	573	(1,463)
Tenet Healthcare Corp.	360	10/20/23	USD	80.00	USD	2,372	(7,200)
TKO Group Holdings, Inc., Class A	256	10/20/23	USD	106.14	USD	2,152	(8,960)
TKO Group Holdings, Inc., Class A	256	10/20/23	USD	101.14	USD	2,152	(3,840)
Unilever PLC, ADR	536	10/20/23	USD	50.83	USD	2,648	(14,380)
Veeva Systems, Inc., Class A	193	10/20/23	USD	220.00	USD	3,927	(13,510)
Voya Financial, Inc.	407	10/20/23	USD	70.00	USD	2,705	(14,245)
Zebra Technologies Corp., Class A	87	10/20/23	USD	290.00	USD	2,058	(9,570)
Fortive Corp.	517	10/24/23	USD	78.00	USD	3,834	(24,141)
Advanced Micro Devices, Inc.	50	10/27/23	USD	107.00	USD	514	(15,500)
Alphabet, Inc., Class A	566	10/27/23	USD	137.00	USD	7,407	(127,916)
Analog Devices, Inc.	61	10/27/23	USD	190.00	USD	1,068	(5,185)
Apple, Inc.	416	10/27/23	USD	185.00	USD	7,122	(18,720)
Applied Materials, Inc.	346	10/27/23	USD	150.00	USD	4,790	(51,381)
BP PLC, ADR	358	10/27/23	USD	40.00	USD	1,386	(17,721)
ConocoPhillips	137	10/27/23	USD	124.00	USD	1,641	(27,537)
Dollar Tree, Inc.	135	10/27/23	USD	116.00	USD	1,437	(6,683)
General Motors Co.	274	10/27/23	USD	35.00	USD	903	(17,536)
Las Vegas Sands Corp.	193	10/27/23	USD	52.00	USD	885	(5,018)
Microsoft Corp.	273	10/27/23	USD	335.00	USD	8,620	(86,677)
Mondelez International, Inc., Class A	371	10/27/23	USD	72.00	USD	2,575	(16,695)
Novo Nordisk A/S, ADR	360	10/27/23	USD	92.50	USD	3,274	(78,300)
Ross Stores, Inc.	173	10/27/23	USD	119.00	USD	1,954	(11,245)
UnitedHealth Group, Inc.	142	10/27/23	USD	490.00	USD	7,159	(326,955)
Alphabet, Inc., Class A	121	11/03/23	USD	141.24	USD	1,583	(11,001)
Amazon.com, Inc.	295	11/03/23	USD	141.00	USD	3,750	(50,740)
Apple, Inc.	518	11/03/23	USD	185.00	USD	8,869	(63,714)
Comcast Corp., Class A	877	11/03/23	USD	46.00	USD	3,889	(61,390)
ConocoPhillips	77	11/03/23	USD	126.64	USD	922	(14,097)
Dollar General Corp.	156	11/03/23	USD	115.00	USD	1,650	(19,500)
Fox Corp., Class A	662	11/03/23	USD	32.00	USD	2,065	(47,995)
General Motors Co.	655	11/03/23	USD	35.00	USD	2,160	(52,400)
JPMorgan Chase & Co.	176	11/03/23	USD	152.50	USD	2,552	(23,496)
Marvell Technology, Inc.	324	11/03/23	USD	57.00	USD	1,754	(45,684)
Mondelez International, Inc., Class A	346	11/03/23	USD	72.00	USD	2,401	(24,220)
Novo Nordisk A/S, ADR	419	11/03/23	USD	95.00	USD	3,810	(58,660)
Sony Group Corp., ADR	101	11/03/23	USD	85.00	USD	832	(12,878)
Otis Worldwide Corp.	196	11/06/23	USD	88.00	USD	1,574	(4,866)
BP PLC, ADR	575	11/10/23	USD	40.00	USD	2,226	(47,725)
Dollar Tree, Inc.	139	11/10/23	USD	111.00	USD	1,480	(31,344)
Skechers USA, Inc., Class A	220	11/10/23	USD	52.00	USD	1,077	(32,483)
Allegion PLC	199	11/17/23	USD	115.00	USD	2,074	(19,402)
Alphabet, Inc., Class A	322	11/17/23	USD	135.00	USD	4,214	(138,460)
Amazon.com, Inc.	353	11/17/23	USD	145.00	USD	4,487	(54,715)
Analog Devices, Inc.	37	11/17/23	USD	185.00	USD	648	(12,025)
Aptiv PLC	430	11/17/23	USD	110.00	USD	4,239	(58,050)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Avantor, Inc.	473	11/17/23	USD	23.50	USD	997	$(18,466)
Axalta Coating Systems Ltd.	1,224	11/17/23	USD	29.00	USD	3,293	(61,200)
Ciena Corp.	270	11/17/23	USD	50.00	USD	1,276	(21,600)
Comcast Corp., Class A	155	11/17/23	USD	47.50	USD	687	(7,595)
Corteva, Inc.	758	11/17/23	USD	55.00	USD	3,878	(54,955)
Elevance Health, Inc.	70	11/17/23	USD	460.00	USD	3,048	(56,700)
Fidelity National Financial, Inc.	1,054	11/17/23	USD	42.65	USD	4,353	(93,515)
Fortive Corp.	240	11/17/23	USD	77.67	USD	1,780	(34,201)
Fortrea Holdings, Inc.	203	11/17/23	USD	30.00	USD	580	(29,942)
Intercontinental Exchange, Inc.	339	11/17/23	USD	118.31	USD	3,730	(28,848)
Laboratory Corp. of America Holdings	157	11/17/23	USD	214.50	USD	3,156	(30,741)
LPL Financial Holdings, Inc.	155	11/17/23	USD	251.00	USD	3,684	(97,660)
Microsoft Corp.	159	11/17/23	USD	350.00	USD	5,020	(35,934)
Monster Beverage Corp.	472	11/17/23	USD	57.81	USD	2,499	(20,132)
Progressive Corp.	217	11/17/23	USD	140.00	USD	3,023	(115,010)
Reinsurance Group of America, Inc.	195	11/17/23	USD	145.00	USD	2,831	(119,925)
Sanofi, ADR	797	11/17/23	USD	55.00	USD	4,275	(97,632)
Tenet Healthcare Corp.	109	11/17/23	USD	80.00	USD	718	(10,900)
Tenet Healthcare Corp.	174	11/17/23	USD	75.00	USD	1,146	(22,185)
Zebra Technologies Corp., Class A	57	11/17/23	USD	280.00	USD	1,348	(13,395)
Corteva, Inc.	774	12/15/23	USD	55.00	USD	3,960	(83,205)

							$(4,910,801)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
FleetCor Technologies, Inc.	Citibank N.A.	18,400	10/06/23	USD	250.00	USD	4,698	$(130,383)
Voya Financial, Inc.	Citibank N.A.	39,600	10/06/23	USD	75.00	USD	2,631	(5)
Elevance Health, Inc.	Morgan Stanley & Co. International PLC	3,500	10/12/23	USD	466.66	USD	1,524	(5,018)
Shell PLC	Morgan Stanley & Co. International PLC	71,300	10/13/23	GBP	24.47	GBP	1,852	(145,990)
Shell PLC	Barclays Bank PLC	25,400	10/19/23	GBP	25.64	GBP	660	(23,692)
Dun & Bradstreet Holdings, Inc.	Goldman Sachs International	47,500	10/25/23	USD	10.83	USD	475	(9,700)
Dun & Bradstreet Holdings, Inc.	Citibank N.A.	48,900	11/02/23	USD	10.81	USD	489	(10,084)
Dun & Bradstreet Holdings, Inc.	Goldman Sachs International	71,700	11/02/23	USD	10.47	USD	716	(21,630)
Shell PLC	UBS AG	40,600	11/14/23	GBP	26.77	GBP	1,055	(28,235)

								$(374,737)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fair Value Hierarchy as of Period End (continued)

pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobile Components	$12,151,612	$—	$—	$12,151,612
Automobiles	11,017,288	—	—	11,017,288
Banks	14,077,382	—	—	14,077,382
Beverages	7,923,438	—	—	7,923,438
Broadline Retail	41,676,292	—	—	41,676,292
Building Products	8,663,188	—	—	8,663,188
Capital Markets	24,777,734	—	—	24,777,734
Chemicals	25,933,068	—	—	25,933,068
Communications Equipment	9,375,533	—	—	9,375,533
Consumer Staples Distribution & Retail	16,179,868	—	—	16,179,868
Electronic Equipment, Instruments & Components	8,484,804	—	—	8,484,804
Entertainment	8,675,160	—	—	8,675,160
Financial Services	47,651,474	—	—	47,651,474
Food Products	13,507,044	—	—	13,507,044
Health Care Equipment & Supplies	14,013,119	—	—	14,013,119
Health Care Providers & Services	59,623,631	—	—	59,623,631
Health Care Technology	8,155,497	—	—	8,155,497
Hotels, Restaurants & Leisure	6,655,143	—	—	6,655,143
Household Durables	12,433,114	—	—	12,433,114
Insurance	27,018,884	—	—	27,018,884
Interactive Media & Services	68,803,317	—	—	68,803,317
IT Services	16,214,992	—	—	16,214,992
Life Sciences Tools & Services	11,966,468	—	—	11,966,468
Machinery	36,990,332	—	—	36,990,332
Media	31,899,443	—	—	31,899,443
Oil, Gas & Consumable Fuels	28,666,031	10,879,864	—	39,545,895
Personal Care Products	9,521,010	—	—	9,521,010
Pharmaceuticals	33,466,917	—	—	33,466,917
Professional Services	8,398,164	—	—	8,398,164
Semiconductors & Semiconductor Equipment	48,459,979	—	—	48,459,979
Software	66,143,310	—	—	66,143,310
Specialty Retail	14,026,922	—	—	14,026,922
Technology Hardware, Storage & Peripherals	36,919,553	—	—	36,919,553
Textiles, Apparel & Luxury Goods	8,409,218	—	—	8,409,218
Short-Term Securities
Money Market Funds	14,460,662	—	—	14,460,662

	$812,339,591	$10,879,864	$—	$823,219,455

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(4,111,459)	$(1,174,079)	$—	$(5,285,538)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

S C H E D U L E O F I N V E S T M E N T S	6